Acquisition and sale of businesses and brands and purchase of non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of fair value of net assets acquired and cash consideration paid in business combination	Fair value of net assets acquired and cash consideration paid in respect of the acquisition of subsidiaries in the three years ended 30 June 2025 were as follows:

Net assets acquired and consideration
	2025 $ million	2024 $ million	2023 $ million
Brands and other intangibles	66	—	402
Property, plant and equipment	1	—	28
Inventories	4	—	31
Other working capital	1	—	(2)
Deferred tax	—	—	(85)
Borrowings	(3)	—	—
Cash	2	—	—
Fair value of assets and liabilities	71	—	374
Goodwill arising on acquisition	46	—	109
Step acquisitions	(54)	—	(13)
Consideration payable	63	—	470
Satisfied by:
Cash consideration paid	(29)	—	(373)
Contingent consideration payable	(12)	—	(92)
Deferred consideration payable	(22)	—	(5)
	(63)	—	(470)

Schedule of cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interests	Cash consideration paid in respect of the acquisition of businesses and purchase of shares of non-controlling interests in the three years ended
30 June 2025 were as follows:

	Consideration
	2025 $ million	2024 $ million	2023 $ million
Acquisitions in the year - subsidiaries
Cash consideration paid	(29)	—	(373)
Cash acquired	2	—	—
Prior year acquisitions - subsidiaries
Other consideration	(8)	(6)	(31)
Investments in associates
Cash consideration paid - increase in ownership interest	(2)	(5)	(20)
Capital injection(1)	(82)	(128)	(92)
Net cash outflow on acquisition of businesses	(119)	(139)	(516)
Purchase of shares of non-controlling interests	(9)	(223)	(178)
Total net cash outflow	(128)	(362)	(694)
(1) Additional investments in a number of Distill Ventures associates

Schedule of cash consideration received and net assets disposed of in sale of businesses	Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the three years ended 30 June 2025 were as follows:

	Guinness Nigeria PLC $ million	Other $ million	2025 $ million	2024 $ million	2023 $ million
Sale consideration
Cash received	64	121	185	116	604
Cash disposed of	—	(11)	(11)	(20)	(16)
Transaction and other directly attributable costs paid	(11)	(20)	(31)	(9)	(29)
Net cash received	53	90	143	87	559
Deferred consideration receivable	—	4	4	32	—
Investment in associates received	—	25	25	—	—
Transaction costs payable and other directly attributable items	(14)	(40)	(54)	(24)	(7)
	39	79	118	95	552
Net (assets)/liabilities disposed of
Brands	—	(83)	(83)	(167)	—
Other non-current assets	—	—	—	(3)	(132)
Assets and liabilities held for sale	20	—	20	—	(87)
Inventories	—	(13)	(13)	(11)	(35)
Other working capital	—	(1)	(1)	3	85
Other borrowings	—	—	—	—	2
Corporate tax	—	—	—	2	(4)
Deferred tax	—	—	—	37	6
Post-employment benefit liabilities	—	—	—	—	5
	20	(97)	(77)	(139)	(160)
Less non-controlling interest	(9)	—	(9)	—	—
Impairment charge recognised for prospective sale of Guinness Ghana	—	(97)	(97)	—	(3)
Exchange recycled from other comprehensive income	(175)	(4)	(179)	(26)	(15)
(Loss)/gain on disposal before taxation	(125)	(119)	(244)	(70)	374
Taxation	(1)	(2)	(3)	1	(37)
(Loss)/gain on disposal after taxation	(126)	(121)	(247)	(69)	337

Schedule of assets and liabilities held for sale

	2025 $ million	2024 $ million
Intangible assets	1	—
Property, plant and equipment	146	52
Deferred tax assets	—	18
Inventories	50	20
Trade and other receivables	40	10
Corporate tax receivables	2	—
Cash	18	30
Assets held for sale	257	130
Trade and other payables	(137)	(44)
Corporate tax payables	—	(1)
Provisions	—	(3)
Deferred tax liabilities	(40)	—
Bank overdrafts	(4)	—
Loans and leases	(5)	—
Post-employment benefit liabilities	(7)	—
Liabilities held for sale	(193)	(48)
Total	64	82